PROVISION FOR LOSSES ON RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)		9 Months Ended	12 Months Ended
	May 08, 2025	Dec. 31, 2025	Mar. 31, 2025	Mar. 31, 2024
Defined Benefit Plan Disclosure [Line Items]
Provision for losses on related party transactions			$ 479,808	$ 1,872,334
Payments for legal settlements	$ 1,791,000	$ 1,121	$ 1,791,000
Cyberlab [Member]
Defined Benefit Plan Disclosure [Line Items]
Legal costs percentage			100.00%
Payments for legal settlements			$ 263,954	954,150
SWF [Member]
Defined Benefit Plan Disclosure [Line Items]
Payments for legal settlements			$ 215,854	$ 918,184